Taxes (Details) - Schedule of Net Operating Loss Carry Forward - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Schedule of Net Operating Loss Carry Forward [Line Items]
Right of use assets	$ 151,230
Total deferred tax liabilities	151,230
Total deferred tax assets, net